GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, beginning of the year	$ 31,388	$ 33,524
Additions in respect of acquisitions	6,070	0
Impairment of Goodwill (see notes 1e and 2g)	0	(758)	$ (528)
Foreign currency translation adjustments	649	(1,378)
Goodwill, end of year	$ 38,107	$ 31,388	$ 33,524